[EATON VANCE(R) LOGO] MANAGED INVESTMENTS

[GRAPHIC]

SEMIANNUAL REPORT MARCH 31, 2003

[GRAPHIC]

EATON VANCE
INCOME
FUND
OF
BOSTON

[GRAPHIC]

                   IMPORTANT NOTICE REGARDING DELIVERY
                        OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

EATON VANCE INCOME FUND OF BOSTON as of March 31, 2003

INVESTMENT UPDATE

INVESTMENT ENVIRONMENT

- The high-yield market has improved significantly in the past six months, helped by more stable corporate earnings, improved technical conditions and widespread bond-buybacks. Credit spreads narrowed by 300 basis points (3.0%) at March 31 from its October peak. Access to capital markets has improved, as banks and companies have worked to resolve liquidity problems. Trailing 12-month default rates -- nearly 10% a year ago -- fell to around 7% at March 31.

THE FUND

PERFORMANCE FOR THE PAST SIX MONTHS

- The Fund's Class A shares had a total return of 11.26% during the six months ended March 31, 2003.(1) This return resulted from an increase in net asset value per share (NAV) to $5.65 on March 31, 2003, from $5.34 on September 30, 2002, and the reinvestment of $0.276 in dividends.

- The Fund's Class B shares had a total return of 10.76% during the six months ended March 31, 2003.(1) This return resulted from an increase in NAV to $9.77 on March 31, 2003 from $9.24 on September 30, 2002, and the reinvestment of $0.441 in dividends.

- The Fund's Class C shares had a total return of 10.84% during the six months ended March 31, 2003.(1) This return resulted from an increase in NAV to $9.82 on March 31, 2003 from $9.28 on September 30, 2002, and the reinvestment of $0.442 in dividends.

- The Fund's Class I shares had a total return of 11.24% during the six months ended March 31, 2003.(1) This return resulted from an increase in NAV to $6.72 on March 31, 2003 from $6.36 on September 30, 2002, and the reinvestment of $0.336 in dividends.

- Based on the Fund's most recent dividends and NAVs on March 31, 2003 of $5.65 per share for Class A, $9.77 for Class B, $9.82 for Class C and $6.72 for Class I, the Fund's distribution rates were 9.65%, 8.94%, 8.93% and 9.88%, respectively.(2) The SEC 30-day yields for Class A, Class B, Class C and Class I shares were 8.78%, 8.43%, 8.38% and 9.41%.(3)

RECENT FUND DEVELOPMENTS

- In January, the Portfolio began to reduce its holdings in BB-rated bonds -- which had increased temporarily amid the recession and post-September 11 concerns to around one-third of the Portfolio -- in favor of B-rated bonds, its traditional investment universe. By March 31, 2003 the Portfolio's investment mix was roughly 80% in B-rated and lower bonds, with the BB-rated portion declining to around 20%.

- Management re-balanced the Portfolio's sector weightings somewhat, reducing its exposure to the energy and gaming sectors. The proceeds of these sales were re-deployed into selected cyclical areas -- such as utilities, chemicals and paper.

- Utility bonds were among the Portfolio's best performers. Many utilities have restructured their bank debt, opting for secured term loans. That shift has alleviated the fears of bankruptcy that had plagued the sector in 2002. As a result, utilities have enjoyed better access to the capital markets, prompting a strong rally in the sector.

- The Portfolio initiated investments in some former investment-grade credits that have turned to the high-yield markets for financing. The Portfolio found several opportunities among leading household names in the food and leisure areas. In addition, some of the Portfolio's largest holdings benefited from bond-buybacks. With revenue growth limited by a slow economy, cutting costs and capital expenditures has become an effective method to improve balance sheets and increase shareholder value.

THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGERS AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

FUND INFORMATION
AS OF MARCH 31, 2003


PERFORMANCE(4) CLASS A CLASS B CLASS C CLASS I
---------------------------------------------------
Average Annual Total Returns (at net asset value)
---------------------------------------------------
One Year        4.76%   N.A.    N.A.    5.02%
Five Years      1.25    N.A.    N.A.    N.A.
Ten Years       6.54    N.A.    N.A.    N.A.
Life of Fund+   8.97    5.15    5.64    0.49

SEC Average Annual Total Returns (including sales
charge or applicable CDSC)
---------------------------------------------------
One Year        -0.25%  N.A.    N.A.    5.02%
Five Years       0.26   N.A.    N.A.    N.A.
Ten Years        6.02   N.A.    N.A.    N.A.
Life of Fund+    8.80   0.27    4.66    0.49

+ Inception Dates -- Class A: 6/15/72; Class B: 6/20/02; Class C: 6/21/02; Class I: 7/1/99


TEN LARGEST HOLDINGS(5)
------------------------------------
CSC Holdings, Inc.              2.1%
Nextel Communications, Inc.     2.0
Georgia-Pacific Corp.           1.5
Crown Holdings                  1.3
Lyondell Chemical Co.           1.2
Port Arthur Finance Corp.       1.2
AES Corp.                       1.2
Allied Waste                    1.1
Waterford Gaming LLC            1.1
Nextel Partners, Inc.           1.1


(1) These returns do not include the 4.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges
(CDSC) for Class B shares and Class C shares. Class I has no sales charge.
(2) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value. (3) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; and 1% - 6th year. 1-year SEC return for Class C reflects 1% CDSC. (5) Ten largest holdings account for 13.8% of the Portfolio's investments, determined by dividing the total market value of the holdings by the total investments of the Fund. Holdings are subject to change. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.


MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

EATON VANCE INCOME FUND OF BOSTON AS OF MARCH 31, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2003
Assets
--------------------------------------------------------
Investment in Boston Income Portfolio,
   at value (identified cost,
   $1,046,932,255)                        $1,026,243,751
Receivable for Fund shares sold               13,343,469
--------------------------------------------------------
TOTAL ASSETS                              $1,039,587,220
--------------------------------------------------------
Liabilities
--------------------------------------------------------
Payable for Fund shares redeemed          $   12,940,826
Dividends payable                              3,358,582
Payable to affiliate for distribution
   and service fees                                6,183
Payable to affiliate for Trustees' fees               90
Accrued expenses                                 206,975
--------------------------------------------------------
TOTAL LIABILITIES                         $   16,512,656
--------------------------------------------------------
NET ASSETS                                $1,023,074,564
--------------------------------------------------------
Sources of Net Assets
--------------------------------------------------------
Paid-in capital                           $1,311,961,103
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                         (261,457,950)
Overdistributed net investment income         (6,740,085)
Net unrealized depreciation from
   Portfolio (computed on the basis of
   identified cost)                          (20,688,504)
--------------------------------------------------------
TOTAL                                     $1,023,074,564
--------------------------------------------------------
Class A Shares
--------------------------------------------------------
NET ASSETS                                $  921,862,437
SHARES OUTSTANDING                           163,292,681
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $         5.65
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 95.25 of $5.65)       $         5.93
--------------------------------------------------------
Class B Shares
--------------------------------------------------------
NET ASSETS                                $   40,198,132
SHARES OUTSTANDING                             4,113,868
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE (NOTE 6)
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $         9.77
--------------------------------------------------------
Class C Shares
--------------------------------------------------------
NET ASSETS                                $   46,346,019
SHARES OUTSTANDING                             4,718,651
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE (NOTE 6)
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $         9.82
--------------------------------------------------------
Class I Shares
--------------------------------------------------------
NET ASSETS                                $   14,667,976
SHARES OUTSTANDING                             2,183,164
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $         6.72
--------------------------------------------------------

 On sales of $25,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
MARCH 31, 2003
Investment Income
------------------------------------------------------
Interest and other income allocated from
   Portfolio                              $ 45,841,488
Dividends allocated from Portfolio             592,413
Expenses allocated from Portfolio           (2,922,783)
------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $ 43,511,118
------------------------------------------------------

Expenses
------------------------------------------------------
Trustees' fees and expenses               $      1,684
Distribution and service fees
   Class A                                     912,394
   Class B                                      85,883
   Class C                                      82,884
Transfer and dividend disbursing agent
   fees                                        404,520
Printing and postage                            77,477
Registration fees                               28,842
Custodian fee                                   17,850
Legal and accounting services                   13,229
Miscellaneous                                    3,455
------------------------------------------------------
TOTAL EXPENSES                            $  1,628,218
------------------------------------------------------

NET INVESTMENT INCOME                     $ 41,882,900
------------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(21,384,537)
   Foreign currency and forward foreign
      currency exchange
      contract transactions                   (284,706)
------------------------------------------------------
NET REALIZED LOSS                         $(21,669,243)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 74,229,398
   Foreign currency and forward foreign
      currency exchange contracts              (74,227)
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 74,155,171
------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $ 52,485,928
------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 94,368,828
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INCOME FUND OF BOSTON AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       MARCH 31, 2003    YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       SEPTEMBER 30, 2002
------------------------------------------------------------------------------
From operations --
   Net investment income                  $     41,882,900  $       79,802,511
   Net realized loss                           (21,669,243)        (95,072,319)
   Net change in unrealized appreciation
      (depreciation)                            74,155,171          24,466,739
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $     94,368,828  $        9,196,931
------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $    (42,131,909) $      (78,750,174)
      Class B                                     (774,197)            (33,601)
      Class C                                     (735,193)            (35,146)
      Class I                                     (560,703)           (579,654)
   Tax return of capital
      Class A                                           --          (8,896,682)
      Class B                                           --              (5,383)
      Class C                                           --              (5,631)
      Class I                                           --             (64,047)
------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $    (44,202,002) $      (88,370,318)
------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $    210,985,050  $      346,610,871
      Class B                                   35,041,339           4,407,737
      Class C                                   42,838,917           4,010,784
      Class I                                    8,891,194           1,776,722
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                   24,457,012          49,796,804
      Class B                                      372,707              20,290
      Class C                                      336,731              22,123
      Class I                                      498,938             493,672
   Cost of shares redeemed
      Class A                                 (138,296,538)       (283,990,841)
      Class B                                     (733,974)            (70,833)
      Class C                                   (1,678,283)           (313,662)
      Class I                                     (672,336)         (2,328,901)
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $    182,040,757  $      120,434,766
------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $    232,207,583  $       41,261,379
------------------------------------------------------------------------------
Net Assets
------------------------------------------------------------------------------
At beginning of period                    $    790,866,981  $      749,605,602
------------------------------------------------------------------------------
AT END OF PERIOD                          $  1,023,074,564  $      790,866,981
------------------------------------------------------------------------------
Overdistributed net
investment income
included in net assets
------------------------------------------------------------------------------
AT END OF PERIOD                          $     (6,740,085) $       (4,420,983)
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INCOME FUND OF BOSTON AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                             CLASS A
                                  ----------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                             YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2003      --------------------------------------------------------------------------
                                  (UNAUDITED)(1)          2002(1)(2)          2001(1)        2000(1)        1999         1998
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $  5.340             $  5.840          $  7.750       $  8.160      $  8.030     $  8.700
--------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                 $  0.261             $  0.559          $  0.766       $  0.833      $  0.830     $  0.810
Net realized and unrealized
   gain (loss)                           0.325               (0.436)           (1.817)        (0.419)        0.110       (0.700)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $  0.586             $  0.123          $ (1.051)      $  0.414      $  0.940     $  0.110
--------------------------------------------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------------------------------------------
From net investment income            $ (0.276)            $ (0.560)         $ (0.846)      $ (0.824)     $ (0.810)    $ (0.780)
From tax return of capital                  --               (0.063)           (0.013)            --            --           --
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (0.276)            $ (0.623)         $ (0.859)      $ (0.824)     $ (0.810)    $ (0.780)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $  5.650             $  5.340          $  5.840       $  7.750      $  8.160     $  8.030
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                          11.26%                1.69%           (14.43)%         5.01%        11.97%        0.98%
--------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $921,862             $777,698          $743,808       $685,322      $331,130     $224,960
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.01%(5)             1.07%             1.06%          1.04%         1.01%        1.04%
   Net investment income                  9.60%(5)             9.57%            11.28%         10.18%         9.97%        9.22%
Portfolio Turnover of the
   Portfolio                                45%                  91%               16%(6)         --            --           --
Portfolio Turnover of the
   Fund(7)                                  --                   --                70%            98%          132%         141%
--------------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and changed its methodology for accreting market discount for certain securities. It also began amortizing market pemiums on fixed-income securities using the interest method of amortization. Prior to October 1, 2001, the Portfolio did not amortize market premiums on fixed-income securities. The effect of these changes for the year ended September 30, 2002 was to decrease net investment income per share by $0.015, decrease net realized and unrealized loss per share by $0.015 and decrease the ratio of net investment income to average net assets from 9.78% to 9.57%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.
 (6) For the period from commencement of the Portfolio's operations, July 23, 2001, to September 30, 2001.
 (7) Represents the rate of portfolio activity for the period during which the Fund was making investments directly in securities.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INCOME FUND OF BOSTON AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                    CLASS B
                                  --------------------------------------------
                                  SIX MONTHS ENDED    YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2003      ------------------------
                                  (UNAUDITED)(1)             2002(1)(2)
------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 9.240                 $10.000
------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------
Net investment income                 $ 0.415                 $ 0.229
Net realized and unrealized
   gain (loss)                          0.556                  (0.735)
------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 0.971                 $(0.506)
------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------
From net investment income            $(0.441)                $(0.219)
From tax return of capital                 --                  (0.035)
------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.441)                $(0.254)
------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 9.770                 $ 9.240
------------------------------------------------------------------------------

TOTAL RETURN(3)                         10.76%                  (5.07)%
------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $40,198                 $ 4,284
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                           1.79%(5)                1.85%(5)
   Net investment income                 8.85%(5)                8.91%(5)
Portfolio Turnover of the
   Portfolio                               45%                     91%
------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) For the period from the commencement of operations of Class B shares, June 20, 2002, to September 30, 2002.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's shares of the Portfolio's expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INCOME FUND OF BOSTON AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                    CLASS C
                                  --------------------------------------------
                                  SIX MONTHS ENDED    YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2003      ------------------------
                                  (UNAUDITED)(1)             2002(1)(2)
------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 9.280                 $10.000
------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------
Net investment income                 $ 0.412                 $ 0.231
Net realized and unrealized
   gain (loss)                          0.570                  (0.699)
------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 0.982                 $(0.468)
------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------
From net investment income            $(0.442)                $(0.217)
From tax return of capital                 --                  (0.035)
------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.442)                $(0.252)
------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 9.820                 $ 9.280
------------------------------------------------------------------------------

TOTAL RETURN(3)                         10.84%                  (4.69)%
------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $46,346                 $ 3,641
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                           1.79%(5)                1.85%(5)
   Net investment income                 8.75%(5)                8.97%(5)
Portfolio Turnover of the
   Portfolio                               45%                     91%
------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) For the period from the commencement of operations of Class C shares, June 21, 2002, to September 30, 2002.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INCOME FUND OF BOSTON AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                        CLASS I
                                  -----------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                       YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2003      ---------------------------------------------------------------
                                  (UNAUDITED)(1)          2002(1)(2)          2001(1)        2000(1)        1999(3)
---------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 6.360              $ 6.960            $ 9.210        $ 9.710        $10.000
---------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------------------------
Net investment income                 $ 0.319              $ 0.685            $ 0.951        $ 0.995        $ 0.250
Net realized and unrealized
   gain (loss)                          0.377               (0.527)            (2.169)        (0.498)        (0.290)(4)
---------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 0.696              $ 0.158            $(1.218)       $ 0.497        $(0.040)
---------------------------------------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------------------------------------
From net investment income            $(0.336)             $(0.683)           $(1.019)       $(0.997)       $(0.250)
From tax return of capital                 --               (0.075)            (0.013)            --             --
---------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.336)             $(0.758)           $(1.032)       $(0.997)       $(0.250)
---------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 6.720              $ 6.360            $ 6.960        $ 9.210        $ 9.710
---------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(5)                         11.24%                1.86%            (14.08)%         5.07%         (0.44)%
---------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $14,668              $ 5,244            $ 5,798        $10,766        $   233
Ratios (As a percentage of
   average daily net assets):
   Expenses(6)                           0.79%(7)             0.85%              0.84%          0.84%          0.89%(7)
   Net investment income                 9.84%(7)             9.82%             11.64%         10.33%         10.12%(7)
Portfolio Turnover of the
   Portfolio                               45%                  91%                16%(8)         --             --
Portfolio Turnover of the
   Fund(9)                                 --                   --                 70%            98%           132%
---------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and changed its methodology for accreting market discount for certain securities. It also began amortizing market premiums on fixed-income securities using the interest method of amortization. Prior to October 1, 2001, the Portfolio did not amortize market premiums on fixed-income securities. The effect of these changes for the year ended September 30, 2002 was to decrease net investment income per share by $0.015, decrease net realized and unrealized loss per share by $0.015 and decrease the ratio of net investment income to average net assets from 10.03% to 9.82%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
 (3) For the period from the commencement of offering of Class I shares, July 1, 1999, to September 30, 1999.
 (4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (5) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (6)  Includes the Fund's share of the Portfolio's allocated expenses.
 (7)  Annualized.
 (8) For the period from commencement of the Portfolio's operations, July 23, 2001, to September 30, 2001.
 (9) Represents the rate of portfolio activity for the period during which the Fund was making investments directly in securities.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INCOME FUND OF BOSTON AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Income Fund of Boston (the Fund), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end, management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase; Class B, Class C and Class I shares are sold at net asset value and Class B and Class C shares are subject to a contingent deferred sales charge (See Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution and service plans and certain other class specific expenses. The Fund invests all of its investable assets in interests in the Boston Income Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at March 31, 2003). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At September 30, 2002, the Fund, for federal income tax purposes, had a capital loss carryover of $158,933,697 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on September 30, 2003 ($1,177), September 30, 2004 ($2,446,478), September 30,
   2008 ($2,872,561), September 30, 2009 ($4,287,968) and September 30, 2010
   ($149,325,513), respectively. At September 30, 2002 net capital losses of $77,814,299 attributable to security transactions incurred after October 31, 2001, are treated as arising on the first day of the Fund's current taxable year.

 D Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 E Other -- Investment transactions are accounted for on a trade-date basis.

 G Interim Financial Statements -- The interim financial statements relating to
   March 31, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   The net investment income of the Fund is determined daily, and substantially all of the net investment income so determined is declared daily as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of realized capital gains, if any, (reduced by any available capital loss carryforwards from prior years) are made at least annually. Shareholders may reinvest all distributions in additional shares of the Fund at

EATON VANCE INCOME FUND OF BOSTON AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   the per share net asset value as of the close of business on the ex-dividend date. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              MARCH 31, 2003    YEAR ENDED
    CLASS A                                   (UNAUDITED)       SEPTEMBER 30, 2002
    ---------------------------------------------------------------------------------
    Sales                                           38,683,790             58,764,201
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                     4,471,003              8,540,685
    Redemptions                                    (25,390,664)           (49,081,598)
    ---------------------------------------------------------------------------------
    NET INCREASE                                    17,764,129             18,223,288
    ---------------------------------------------------------------------------------

                                              SIX MONTHS ENDED  YEAR ENDED
                                              MARCH 31, 2003    SEPTEMBER 30,
    CLASS B                                   (UNAUDITED)       2002(1)
    ---------------------------------------------------------------------------------
    Sales                                            3,688,904                469,173
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                        38,940                  2,180
    Redemptions                                        (77,805)                (7,524)
    ---------------------------------------------------------------------------------
    NET INCREASE                                     3,650,039                463,829
    ---------------------------------------------------------------------------------

                                              SIX MONTHS ENDED  YEAR ENDED
                                              MARCH 31, 2003    SEPTEMBER 30,
    CLASS C                                   (UNAUDITED)       2002(1)
    ---------------------------------------------------------------------------------
    Sales                                            4,468,774                423,370
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                        34,901                  2,359
    Redemptions                                       (177,381)               (33,372)
    ---------------------------------------------------------------------------------
    NET INCREASE                                     4,326,294                392,357
    ---------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              MARCH 31, 2003    YEAR ENDED
    CLASS I                                   (UNAUDITED)       SEPTEMBER 30, 2002
    ---------------------------------------------------------------------------------
    Sales                                            1,385,689                249,892
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                        76,279                 71,006
    Redemptions                                       (103,126)              (330,005)
    ---------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                          1,358,842                 (9,107)
    ---------------------------------------------------------------------------------

 (1) For the period from the commencement of operations of Class B and C shares, June 20, 2002, and June 21, 2002, respectively, to
      September 30, 2002.

   Redemptions or exchanges of Class A and Class I shares made within three months of purchase are subject to a redemption fee equal to 1% of the amount redeemed. For the six months ended March 31, 2003 the Fund received $107,588 in redemption fees on Class A shares and no redemption fees on Class I shares.

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Effective August 1, 2002, EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended March 31, 2003, no significant amounts have been earned. The Fund was informed that Eaton Vance Distributors Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $104,684 as its portion of the sales charge on sales of Class A shares during the six months ended March 31, 2003.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant

EATON VANCE INCOME FUND OF BOSTON AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   to Rule 12b-1 under the Investment Company Act of 1940, as amended, and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus, (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts therefore paid to EVD by each respective class. The Fund paid or accrued $64,412 and $62,163 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended March 31, 2003, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At March 31, 2003, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $1,804,000 and $2,144,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers, and other persons in an amount not exceeding 0.25% (annualized), on an annual basis, of the Fund's average daily net assets attributable to Class A, Class B and Class C shares for any fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance where there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended March 31, 2003 amounted to $912,394, $21,471 and $20,721 for Class A, Class B and Class C shares, respectively.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be retained by the Fund. The Fund was informed that EVD received approximately $16,000 and $1,000 of CDSC paid by shareholders for Class B shares and Class C shares, respectively, for the six months ended March 31, 2003.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio aggregated $286,918,064 and $153,383,536, respectively, for the six months ended
   March 31, 2003.

BOSTON INCOME PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

SENIOR FLOATING-RATE INTERESTS -- 2.3%(1)(2)

                                          PRINCIPAL
SECURITY                                  AMOUNT           VALUE
-------------------------------------------------------------------------
Broadcasting and Cable -- 0.3%
-------------------------------------------------------------------------
Century Cable Holdings, LLC, Term Loan,
Maturing 12/31/09                            2,500,000     $    1,754,860
Century Cable Holdings, Term Loan B,
Maturing 6/30/09                               850,000            607,750
Olympus Cable Holdings, LLC, Term Loan
A, Maturing 6/30/10                          1,000,000            796,429
-------------------------------------------------------------------------
                                                           $    3,159,039
-------------------------------------------------------------------------
Chemicals -- 0.2%
-------------------------------------------------------------------------
Huntsman Co., LLC, Term A, Maturing
3/31/07                                      1,689,521     $    1,393,855
Huntsman Co., LLC, Term B, Maturing
3/31/07                                        810,479            668,645
-------------------------------------------------------------------------
                                                           $    2,062,500
-------------------------------------------------------------------------
Printing and Business Products -- 0.3%
-------------------------------------------------------------------------
Merrill Corp., Term Loan A, Maturing
11/15/06                                     1,243,621     $    1,081,950
Merrill Corp., Term Loan B, Maturing
11/15/07                                     2,098,998          1,826,129
-------------------------------------------------------------------------
                                                           $    2,908,079
-------------------------------------------------------------------------
Utility -- 0.5%
-------------------------------------------------------------------------
El Paso Corp., Term Loan B, Maturing
3/12/05                                      5,300,000     $    5,254,727
-------------------------------------------------------------------------
                                                           $    5,254,727
-------------------------------------------------------------------------
Wireless Communication Services -- 1.0%
-------------------------------------------------------------------------
Alamosa Holdings LLC, Term Loan,
Maturing 2/14/08                             2,350,000     $    1,921,125
IPCS Wireless Revolving Loan, Maturing
6/30/08(3)(4)                                4,571,429          2,514,286
IPCS Wireless, Term Loan B, Maturing
6/30/08(3)(4)                                2,457,143          1,351,429
Nextel Communications, Inc., Term Loan
D, Maturing 3/31/09                          2,000,000          1,922,884
Spectrasite Communications Inc., Term
Loan B, Maturing 6/30/06                     2,431,565          2,213,485
-------------------------------------------------------------------------
                                                           $    9,923,209
-------------------------------------------------------------------------
Total Senior Floating-Rate Interests
   (identified cost $25,262,455)                           $   23,307,554
-------------------------------------------------------------------------

CORPORATE BONDS & NOTES -- 88.2%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-------------------------------------------------------------------------
Aerospace and Defense -- 1.5%
-------------------------------------------------------------------------
Dunlop Stand Aero Holdings, Sr. Notes,
11.875%, 5/15/09                            $    7,180     $    7,180,000
K&F Industries, Sr. Sub. Notes,
9.625%, 12/15/10                                 1,325          1,411,125
Transdigm, Inc., 10.375%, 12/1/08                6,470          6,842,025
-------------------------------------------------------------------------
                                                           $   15,433,150
-------------------------------------------------------------------------
Airlines -- 1.4%
-------------------------------------------------------------------------
American Airlines, 7.80%, 10/1/06           $    5,185     $    2,437,747
American Airlines, 7.858%, 10/1/11                 760            667,295
Continental Airlines, 7.033%, 6/15/11            4,513          2,216,914
Continental Airlines, 7.08%, 11/1/04               519            297,734
Continental Airlines, 7.434%, 9/15/04            2,510          1,261,591
Delta Air Lines, 6.65%, 3/15/04                    775            581,250
Delta Air Lines, 8.30%, 12/15/29                 1,125            517,500
Northwest Airlines, Inc.,
7.875%, 3/15/08                                  1,540            762,300
Northwest Airlines, Inc.,
8.375%, 3/15/04                                  1,380            972,900
Northwest Airlines, Inc.,
8.875%, 6/1/06                                   4,350          2,240,250
Northwest Airlines, Inc., 8.52%, 4/7/04          1,510          1,064,550
Northwest Airlines, Inc., Sr. Notes,
9.875%, 3/15/07                                  2,560          1,331,200
-------------------------------------------------------------------------
                                                           $   14,351,231
-------------------------------------------------------------------------
Apparel -- 1.9%
-------------------------------------------------------------------------
Levi Strauss & Co., Sr. Notes,
12.25%, 12/15/12(5)                         $    5,265     $    5,014,912
Russell Corp., 9.25%, 5/1/10                     1,593          1,728,405
Tropical Sportswear International,
11.00%, 6/15/08                                  3,980          3,999,900
William Carter, Series B,
10.875%, 8/15/11                                 7,445          8,319,787
-------------------------------------------------------------------------
                                                           $   19,063,004
-------------------------------------------------------------------------
Appliances -- 0.1%
-------------------------------------------------------------------------
Salton, Inc., Sr. Sub. Notes,
12.25%, 4/15/08                             $      815     $      823,150
-------------------------------------------------------------------------
                                                           $      823,150
-------------------------------------------------------------------------
Auto and Parts -- 1.9%
-------------------------------------------------------------------------
Collins and Aikman Products,
10.75%, 12/31/11                            $    4,210     $    4,087,068
CSK Auto, Inc., 12.00%, 6/15/06                  4,730          5,155,700
Dana Corp., 10.125%, 3/15/10                     3,850          3,955,875
Dura Operating Corp., 8.625%, 4/15/12            1,780          1,699,900

                       SEE NOTES TO FINANCIAL STATEMENTS

BOSTON INCOME PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-------------------------------------------------------------------------

Auto and Parts (continued)
-------------------------------------------------------------------------
Rexnord Corp., Sr. Sub. Notes,
10.125%, 12/15/12(5)                        $    1,485     $    1,585,237
TRW Automotive, Inc., Sr. Notes,
9.375%, 2/15/13(5)                               2,315          2,326,575
United Auto Group, Inc.,
9.625%, 3/15/12                                    970            950,600
-------------------------------------------------------------------------
                                                           $   19,760,955
-------------------------------------------------------------------------
Broadcasting and Cable -- 7.9%
-------------------------------------------------------------------------
Adelphia Communications, Sr. Notes,
Series B, 9.25%, 10/1/49(4)                 $    6,390     $    2,587,950
Charter Communication Holdings, Sr.
Disc. Notes, 12.126%, (0% until 2006)
1/15/12                                            415            120,350
Charter Communication Holdings, Sr.
Disc. Notes, 13.50%, (0% until 2006)
1/15/11                                          4,995          1,523,475
Charter Communication Holdings, Sr.
Notes, 8.25%, 4/1/07                               835            392,450
Charter Communication Holdings, Sr.
Notes, 10.75%, 10/1/09                           1,325            619,437
Corus Entertainment, Inc., Sr. Sub.
Notes, 8.75%, 3/1/12                             3,330          3,484,012
CSC Holdings, Inc., Sr. Notes,
7.875%, 12/15/07                                 4,580          4,648,700
CSC Holdings, Inc., Sr. Notes, Series B,
7.625%, 4/1/11                                   4,730          4,765,475
CSC Holdings, Inc., Sr. Sub. Notes,
9.875%, 2/15/13                                  1,185          1,244,250
CSC Holdings, Inc., Sr. Sub. Notes,
10.50%, 5/15/16                                  1,880          2,063,300
DEX Media East LLC/FIN,
9.875%, 11/15/09(5)                              1,175          1,330,687
DirecTV Holdings/Finance, Sr. Notes,
8.375%, 3/15/13(5)                               9,040         10,011,800
Echostar DBS Corp., Sr. Notes,
9.125%, 1/15/09                                  4,995          5,482,012
Emmis Communication Corp.,
8.125%, 3/15/09                                    220            230,450
Granite Broadcasting Corp., Sr. Sub.
Notes, 9.375%, 12/1/05                             655            633,712
Granite Broadcasting Corp., Sr. Sub.
Notes, 10.375%, 5/15/05                          6,253          6,174,739
Insight Communications, Sr. Disc. Notes,
12.25%, (0% until 2006) 2/15/11                  7,945          5,680,675
Mediacom Broadband LLC, 11.00%, 7/15/13            720            808,200
Mediacom LLC/Capital Corp., Sr. Notes,
9.50%, 1/15/13                                   9,319          9,691,760
Muzak Holdings LLC, 9.875%, 3/15/09              3,335          2,893,112
Muzak Holdings LLC, Sr. Disc. Notes,
13.00%, (0% until 2004), 3/15/10                 2,812          1,588,780
                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-------------------------------------------------------------------------

Broadcasting and Cable (continued)
-------------------------------------------------------------------------
Nexstar Finance Holding LLC, Inc., Sr.
Disc. Notes, 0.00%, 4/1/13(5)               $    2,900     $    1,725,500
Nextmedia Operating, Inc.,
10.75%, 7/1/11                                   1,475          1,611,437
Paxson Communications Corp., 12.25% (0%
until 2006), 1/15/09                             5,855          4,713,275
Pegasus Communications Corp., Sr. Notes,
9.625%, 10/15/05                                   280            214,200
Pegasus Communications Corp., Sr. Notes,
9.75%, 12/1/06                                   1,275            975,375
Pegasus Communications Corp., Sr. Notes,
12.50%, 8/1/07                                   1,280          1,004,800
Pegasus Satellite, 12.375%, 8/1/06               3,500          2,747,500
Radio One, Inc., 8.875%, 7/1/11                  1,040          1,136,200
Young Broadcasting, Inc.,
10.00%, 3/1/11                                     760            809,400
-------------------------------------------------------------------------
                                                           $   80,913,013
-------------------------------------------------------------------------
Building Materials -- 0.5%
-------------------------------------------------------------------------
Associated Materials, Inc.,
9.75%, 4/15/12                              $    1,595     $    1,714,625
Louisiana Pacific Corp., Sr. Sub. Notes,
10.875%, 11/15/08                                3,085          3,408,925
Ryland Group, Sr. Notes, 9.75%, 9/1/10             440            495,000
-------------------------------------------------------------------------
                                                           $    5,618,550
-------------------------------------------------------------------------
Business Services - Miscellaneous -- 2.8%
-------------------------------------------------------------------------
Coinmach Corp., Sr. Notes, 9.00%, 2/1/10    $    4,055     $    4,303,369
Lamar Media Corp., Sr. Sub. Notes,
7.25%, 1/1/13(5)                                 4,885          5,098,719
Moore North American Finance, Sr. Notes,
7.875%, 1/15/11(5)                               1,980          2,059,200
PCA LLC/PCA Finance Corp., Sr. Notes,
11.875%, 8/1/09                                  5,887          6,151,915
R.H. Donnelley Finance Corp., Sr. Notes,
8.875%, 12/15/10(5)                                  5              5,537
R.H. Donnelley Finance Corp., Sr. Sub.
Notes, 10.875%, 12/15/12(5)                      4,290          4,922,775
Synagro Technologies, Inc., Sr. Sub.
Notes, 9.50%, 4/1/09                             1,060          1,139,500
Universal City Development, Sr. Notes,
11.75%, 4/1/10(5)                                4,500          4,550,625
-------------------------------------------------------------------------
                                                           $   28,231,640
-------------------------------------------------------------------------
Chemicals -- 4.2%
-------------------------------------------------------------------------
Avecia Group PLC, 11.00%, 7/1/09            $    5,366     $    4,587,930

                       SEE NOTES TO FINANCIAL STATEMENTS

BOSTON INCOME PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-------------------------------------------------------------------------

Chemicals (continued)
-------------------------------------------------------------------------
Ferro Corp., Sr. Notes, 9.125%, 1/1/09      $    1,690     $    1,903,695
Hercules, Inc., 11.125%, 11/15/07                3,390          3,847,650
Lyondell Chemical Co., 9.50%, 12/15/08           2,780          2,710,500
Lyondell Chemical Co.,
9.50%, 12/15/08(5)                               6,075          5,923,125
Lyondell Chemical Co., 11.125%, 7/15/12          3,745          3,876,075
MacDermid, Inc., 9.125%, 7/15/11                 1,655          1,828,775
Methanex Corp., Sr. Notes,
8.75%, 8/15/12                                   2,330          2,533,875
Noveon, Inc., 11.00%, 2/28/11                    1,140          1,262,550
OM Group, Inc., 9.25%, 12/15/11                  3,705          2,908,425
Resolution Performance, Sr. Sub. Notes,
13.50%, 11/15/10                                 7,365          7,806,900
Texas Petrochemical Corp., Sr. Sub.
Notes, 11.125%, 7/1/06                           2,330          1,363,050
United Industries Corp., Sr. Sub. Notes,
9.875%, 4/1/09(5)                                1,995          2,089,762
-------------------------------------------------------------------------
                                                           $   42,642,312
-------------------------------------------------------------------------
Consumer Products -- 1.4%
-------------------------------------------------------------------------
Amscan Holdings, Inc., Sr. Sub. Notes,
9.875%, 12/15/07                            $      550     $      525,250
Fedders North America, 9.375%, 8/15/07           5,890          4,940,237
Fedders North America, Series B,
9.375%, 8/15/07                                  2,050          1,719,437
Hockey Co., 11.25%, 4/15/09                      5,180          5,503,750
Weight Watcher International, Inc.,
13.00%, 10/1/09                                  1,400          1,617,000
-------------------------------------------------------------------------
                                                           $   14,305,674
-------------------------------------------------------------------------
Containers and Packaging -- 3.7%
-------------------------------------------------------------------------
BWAY Corp., Sr. Sub. Notes,
10.00%, 10/15/10(5)                         $    1,865     $    1,967,575
Crown Holdings SA, 10.875%, 3/1/13(5)           11,820         12,012,075
Crown Holdings SA , 9.50%, 3/1/11(5)             1,545          1,550,794
Graham Packaging Co., 8.75%, 1/15/08               820            797,450
MDP Acquisitions PLC, Sr. Notes,
9.625%, 10/1/12(5)                               5,465          5,786,069
Riverwood International Corp.,
10.875%, 4/1/08                                  5,615          5,839,600
Smurfit-Stone Container, 8.25%, 10/1/12          3,665          3,939,875
Stone Container Corp., Sr. Notes,
8.375%, 7/1/12                                   5,955          6,401,625
-------------------------------------------------------------------------
                                                           $   38,295,063
-------------------------------------------------------------------------
                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-------------------------------------------------------------------------
Drugs -- 0.3%
-------------------------------------------------------------------------
Alaris Medical Systems, Series B,
11.625%, 12/1/06                            $    2,700     $    3,111,750
-------------------------------------------------------------------------
                                                           $    3,111,750
-------------------------------------------------------------------------
Electronic Components -- 0.5%
-------------------------------------------------------------------------
Sanmina-Sci Corp., 10.375%, 1/15/10(5)      $    3,795     $    4,117,575
Solectron Corp., 0.00%, 11/20/20                 2,650          1,447,562
-------------------------------------------------------------------------
                                                           $    5,565,137
-------------------------------------------------------------------------
Electronic Equipment -- 0.7%
-------------------------------------------------------------------------
Flextronics International Ltd., Sr. Sub.
Notes, 9.875%, 7/1/10                       $    5,845     $    6,509,869
Hexcel Corp., 9.875%, 10/1/08(5)                   790            827,525
-------------------------------------------------------------------------
                                                           $    7,337,394
-------------------------------------------------------------------------
Electronics - Instruments -- 0.1%
-------------------------------------------------------------------------
Wesco Distribution, Inc., 9.125%, 6/1/08    $    1,200     $      906,000
-------------------------------------------------------------------------
                                                           $      906,000
-------------------------------------------------------------------------
Energy Services -- 1.4%
-------------------------------------------------------------------------
Hornbeck Leevac Marine Service, Sr.
Notes, 10.625%, 8/1/08                      $    1,957     $    2,091,544
Port Arthur Finance Corp.,
12.50%, 1/15/09                                 11,032         12,465,844
-------------------------------------------------------------------------
                                                           $   14,557,388
-------------------------------------------------------------------------
Entertainment -- 3.5%
-------------------------------------------------------------------------
AMF Bowling Worldwide, Sr. Sub. Notes,
13.00%, 2/28/08                             $    4,010     $    4,280,675
Carmike Cinemas, 10.375%, 2/1/09                 7,297          7,050,726
Hollywood Entertainment,
9.625%, 3/15/11                                  5,675          5,944,563
Premier Parks, Inc., Sr. Disc. Notes,
10.00%, (0% until 2003) 4/1/08                   7,420          7,262,325
Premier Parks, Inc., Sr. Notes,
9.75%, 6/15/07                                     840            819,000
Royal Caribbean Cruises, Sr. Notes,
8.75%, 2/2/11                                    7,830          7,458,075
Six Flags, Inc., Sr. Notes,
8.875%, 2/1/10                                   3,002          2,784,355
Six Flags, Inc., Sr. Notes,
9.50%, 2/1/09                                      335            319,925
-------------------------------------------------------------------------
                                                           $   35,919,644
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

BOSTON INCOME PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-------------------------------------------------------------------------
Financial Services -- 0.1%
-------------------------------------------------------------------------
Willis Corroon Corp., 9.00%, 2/1/09         $      585     $      627,413
-------------------------------------------------------------------------
                                                           $      627,413
-------------------------------------------------------------------------
Foods -- 4.8%
-------------------------------------------------------------------------
American Seafood Group LLC,
10.125%, 4/15/10                            $    6,115     $    6,497,188
B&G Foods, Inc., 9.625%, 8/1/07                    950            983,250
Burns Philip Capital Ltd.,
9.75%, 7/15/12(5)                                6,330          5,728,650
Dean Foods Co., Sr. Notes,
8.15%, 8/1/07                                    2,370          2,538,687
Del Monte Corp., Sr. Sub. Notes,
8.625%, 12/15/12(5)                              4,715          5,021,475
Doane Pet Care Co., Sr. Notes,
10.75%, 3/1/10(5)                                5,845          6,020,350
Dole Foods Co., Sr. Notes,
8.875%, 3/15/11(5)                               7,965          8,323,425
Luigino's, Inc., Sr. Sub. Notes,
10.00%, 2/1/06                                   3,175          3,254,375
Michael Foods, 11.75%, 4/1/11                    4,535          5,101,875
New World Pasta Company, 9.25%, 2/15/09          5,372          1,423,580
Premier International Foods, Sr. Notes,
12.00%, 9/1/09                                   4,273          4,678,935
-------------------------------------------------------------------------
                                                           $   49,571,790
-------------------------------------------------------------------------
Gaming -- 1.4%
-------------------------------------------------------------------------
Argosy Gaming Co., 10.75%, 6/1/09           $    2,125     $    2,316,250
Chukchansi EDA, Sr. Notes,
14.50%, 6/15/09(5)                               5,070          5,222,100
Penn National Gaming, Inc.,
11.125%, 3/1/08                                  4,485          4,866,225
Trump Holdings & Funding,
11.625%, 3/15/10(5)                              1,985          1,910,563
-------------------------------------------------------------------------
                                                           $   14,315,138
-------------------------------------------------------------------------
Health Services -- 4.1%
-------------------------------------------------------------------------
Alliance Imaging, Sr. Sub Notes,
10.375%, 4/15/11                            $    1,760     $    1,689,600
HCA - The Healthcare Co., 8.75%, 9/1/10          3,885          4,569,218
Healthsouth Corp., 7.625%, 6/1/12(4)             1,795            834,675
Healthsouth Corp., Sr. Notes,
7.00%, 6/15/08(4)                                2,455          1,141,575
Magellan Health Services, Sr. Notes,
9.375%, 11/15/07(5)(6)                           2,595          2,166,825
Pacificare Health System,
10.75%, 6/1/09                                   5,160          5,624,400
Rotech Healthcare, Inc., Sr Sub. Notes,
9.50%, 4/1/12(5)                                 2,965          2,935,350
Select Medical Corp., Sr. Sub. Notes,
9.50%, 6/15/09                                   5,590          5,939,375
Tenet Healthcare Corp., 7.375%, 2/1/13           8,905          8,994,050
Triad Hospitals Holdings,
11.00%, 5/15/09                                  1,000          1,110,000
                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-------------------------------------------------------------------------

Health Services (continued)
-------------------------------------------------------------------------
Vanguard Health Systems, 9.75%, 8/1/11      $    7,280     $    6,952,400
-------------------------------------------------------------------------
                                                           $   41,957,468
-------------------------------------------------------------------------
Housing, Real Estate Development -- 0.5%
-------------------------------------------------------------------------
Ryland Group, Sr. Sub. Notes,
9.125%, 6/15/11                             $    5,075     $    5,569,813
-------------------------------------------------------------------------
                                                           $    5,569,813
-------------------------------------------------------------------------
Information Technology Services -- 0.0%
-------------------------------------------------------------------------
Diva Systems Corp., Sr. Notes,
12.625%, (0% until 2003), 3/1/08(4)         $    6,175     $      200,688
-------------------------------------------------------------------------
                                                           $      200,688
-------------------------------------------------------------------------
Lodging -- 0.6%
-------------------------------------------------------------------------
HMH Properties, Inc., 7.875%, 8/1/05        $    4,225     $    4,161,625
HMH Properties, Inc., 7.875%, 8/1/08               745            704,025
Host Marriott L.P., 9.25%, 10/1/07               1,745          1,745,000
-------------------------------------------------------------------------
                                                           $    6,610,650
-------------------------------------------------------------------------
Lodging and Gaming -- 6.8%
-------------------------------------------------------------------------
Ameristar Casinos, Inc., 10.75%, 2/15/09    $    2,110     $    2,299,900
Boyd Gaming Corp., Sr. Sub. Notes,
8.75%, 4/15/12                                   2,430          2,581,875
Hollywood Casino Corp., Variable Rate,
5/1/06(3)                                        4,375          4,440,625
Hollywood Casino Corp., 11.25%, 5/1/07             870            939,600
Hollywood Casino Shreveport, First
Mortgage Bonds, 13.00%, 8/1/06                   2,560          1,920,000
John Q Hamons Hotels/Finance, Series B,
8.875%, 5/15/12                                  1,480          1,450,400
Majestic Star LLC, 10.875%, 7/1/06               7,455          7,641,375
Mandalay Resort Group, Sr. Notes,
9.50%, 8/1/08                                    1,650          1,815,000
Mandalay Resort Group, Sr. Sub. Notes,
10.25%, 8/1/07                                     860            934,175
MGM Grand, Inc., 9.75%, 6/1/07                   2,645          2,922,725
MGM Mirage, Inc., 8.50%, 9/15/10                 8,020          8,902,200
MTR Gaming Group, 9.75%, 4/1/10(5)               2,570          2,656,738
Park Place Entertainment, Sr. Sub.
Notes, 8.125%, 5/15/11                             790            819,625
Park Place Entertainment, Sr. Sub.
Notes, 8.875%, 9/15/08                           2,315          2,465,475
Sun International Hotels, Sr. Sub.
Notes, 8.875%, 8/15/11                           8,060          8,321,950

                       SEE NOTES TO FINANCIAL STATEMENTS

BOSTON INCOME PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-------------------------------------------------------------------------

Lodging and Gaming (continued)
-------------------------------------------------------------------------
Venetian Casino/Las Vegas Sands,
11.00%, 6/15/10                             $    8,525     $    8,961,906
Waterford Gaming LLC, Sr. Notes,
9.50%, 3/15/10(5)                               10,608         11,032,320
-------------------------------------------------------------------------
                                                           $   70,105,889
-------------------------------------------------------------------------
Machinery -- 1.8%
-------------------------------------------------------------------------
Briggs & Stratton Corp., Sr. Notes,
8.875%, 3/15/11                             $    3,705     $    4,019,925
Flowserve Corp., 12.25%, 8/15/10                 2,422          2,700,530
Manitowoc Co., Inc. (The),
10.50%, 8/1/12                                   1,180          1,239,000
Manitowoc Co., Inc. (The), Sr. Sub.
Notes, 10.375%, 5/15/11             EUR          1,900          2,010,621
Terex Corp., 9.25%, 7/15/11                      2,040          2,029,800
Terex Corp., 10.375%, 4/1/11                     6,210          6,458,400
-------------------------------------------------------------------------
                                                           $   18,458,276
-------------------------------------------------------------------------
Manufacturing -- 1.3%
-------------------------------------------------------------------------
Dresser, Inc., 9.375%, 4/15/11              $    3,715     $    3,677,850
Foamex L.P., 9.875%, 6/15/07                     1,570            345,400
Foamex L.P./Capital Corp.,
10.75%, 4/1/09                                   2,660          1,768,900
Motors and Gears, Inc., Sr. Notes,
10.75%, 11/15/06                                 1,275          1,090,125
Roller Bearing Holdings Co., Sr. Disc.
Notes, 13.00%, 6/15/09(5)                        3,467          3,033,625
Tekni-Plex, Inc., Sr. Sub. Notes,
12.75%, 6/15/10(5)                               1,835          1,679,025
Tyco International Group SA,
3.125%, 1/15/23(5)                               1,145          1,024,775
Tyco International Group SA,
5.80%, 8/1/06                                      415            398,400
Venture Holding Trust, Sr. Notes,
9.50%, 7/1/05(4)                                 3,683            745,808
-------------------------------------------------------------------------
                                                           $   13,763,908
-------------------------------------------------------------------------
Medical Products -- 0.8%
-------------------------------------------------------------------------
Advanced Medical Optics, Sr. Sub. Notes,
9.25%, 7/15/10                              $    2,105     $    2,199,725
Hanger Orthopedic Group,
10.375%, 2/15/09                                   950          1,021,250
Medquest, Inc., 11.875%, 8/15/12                 5,450          5,068,500
-------------------------------------------------------------------------
                                                           $    8,289,475
-------------------------------------------------------------------------
Metals - Industrial -- 0.6%
-------------------------------------------------------------------------
AK Steel Corp., 7.75%, 6/15/12              $    3,245     $    2,985,400
                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-------------------------------------------------------------------------

Metals - Industrial (continued)
-------------------------------------------------------------------------
AK Steel Corp., 7.875%, 2/15/09             $    1,190     $    1,100,750
United States Steel LLC, Sr. Notes,
10.75%, 8/1/08                                   2,115          2,072,700
-------------------------------------------------------------------------
                                                           $    6,158,850
-------------------------------------------------------------------------
Networking Products -- 0.4%
-------------------------------------------------------------------------
Lucent Technologies, 5.50%, 11/15/08        $    5,735     $    4,358,600
-------------------------------------------------------------------------
                                                           $    4,358,600
-------------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 4.4%
-------------------------------------------------------------------------
Amerigas Partners LP, Sr. Notes,
8.875%, 5/20/11                             $    3,150     $    3,354,750
ANR Pipeline Co., Sr. Notes,
8.875%, 3/15/10(5)                               1,575          1,677,375
CMS Panhandle Hldg Co., Sr. Notes,
6.50%, 7/15/09                                   1,910          1,881,350
DI Industries, Inc., (Grey Wolf, Inc.),
Sr. Notes, 8.875%, 7/1/07                        1,555          1,613,313
Dynegy Holdings, Inc., Sr. Notes,
6.875%, 4/1/11                                   3,880          2,483,200
Dynegy Holdings, Inc., Sr. Notes,
7.45%, 7/15/06                                     820            610,900
El Paso Energy Partners, Sr. Sub. Notes,
8.50%, 6/1/10(5)                                 2,990          3,064,750
Grant Geophysical, Inc., Sr. Notes,
Series B, 9.75%, 2/15/08(4)                      1,000            255,000
Key Energy Services, Inc.,
14.00%, 1/15/09                                    615            698,025
Northwest Pipeline Corp., Sr. Notes,
8.125%, 3/1/10                                   2,490          2,614,500
Premco Refining Group, Sr. Notes,
9.50%, 2/1/13(5)                                 4,775          5,157,000
Ram Energy, Inc., Sr. Notes,
11.50%, 2/15/08                                  3,459          1,227,945
SESI, LLC, 8.875%, 5/15/11                       8,912          9,491,280
Southern Natural Gas, 8.00%, 3/1/32              3,345          3,227,925
Southern Natural Gas, Sr. Notes,
8.875%, 3/15/10(5)                               1,180          1,250,800
Williams Cos, Inc., 9.25%, 3/15/04               1,805          1,782,438
Williams Cos., Inc. (The),
7.875%, 1/15/06                                  4,885          4,518,625
-------------------------------------------------------------------------
                                                           $   44,909,176
-------------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 2.9%
-------------------------------------------------------------------------
Abraxas Petroleum Corp., (PIK),
11.50%, 5/1/07(5)                           $    4,759     $    2,070,165
Chesapeake Energy Corp., Sr. Notes,
8.50%, 3/15/12                                     505            535,300
Comstock Resources, Inc.,
11.25%, 5/1/07                                  10,115         10,873,625
Continental Resources, 10.25%, 8/1/08            4,440          4,173,600
El Paso Energy Partners, 8.50%, 6/1/11           2,610          2,675,250

                       SEE NOTES TO FINANCIAL STATEMENTS

BOSTON INCOME PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-------------------------------------------------------------------------

Oil and Gas - Exploration and Production (continued)
-------------------------------------------------------------------------
El Paso Energy Partners, Sr. Sub. Notes,
10.625%, 12/1/12(5)                         $    2,795     $    3,102,450
Encore Acquisition Co., 8.375%, 6/15/12          2,530          2,662,825
Grey Wolf, Inc., Series C,
8.875%, 7/1/07                                     475            488,063
Plains E&P Co., 8.75%, 7/1/12                    2,965          3,098,425
-------------------------------------------------------------------------
                                                           $   29,679,703
-------------------------------------------------------------------------
Oil and Gas - Refining -- 0.0%
-------------------------------------------------------------------------
Western Gas Resources, 10.00%, 6/15/09      $      300     $      327,000
-------------------------------------------------------------------------
                                                           $      327,000
-------------------------------------------------------------------------
Oil Companies - Exploration & Production -- 0.2%
-------------------------------------------------------------------------
Plains All American Pipeline, Series B,
7.75%, 10/15/12                             $    1,840     $    1,987,200
-------------------------------------------------------------------------
                                                           $    1,987,200
-------------------------------------------------------------------------
Paper and Forest Products -- 2.2%
-------------------------------------------------------------------------
Buckeye Technologies, Inc., Sr. Sub.
Notes, 8.00%, 10/15/10                      $      800     $      704,000
Buckeye Technologies, Inc., Sr. Sub.
Notes, 9.25%, 9/15/08                              825            779,625
Georgia-Pacific Corp., Debs,
9.50%, 12/1/11                                   5,410          5,382,950
Georgia-Pacific Corp., Sr. Notes,
9.375%, 2/1/13(5)                                9,265          9,820,900
Longview Fibre Co., Sr. Sub. Notes,
10.00%, 1/15/09                                  2,535          2,712,450
Tembec Industries, Inc.,
8.625%, 6/30/09(5)                               2,765          2,844,494
-------------------------------------------------------------------------
                                                           $   22,244,419
-------------------------------------------------------------------------
Printing and Business Products -- 0.9%
-------------------------------------------------------------------------
MDC Communications Corp., Sr. Sub.
Notes, 10.50%, 12/1/06                      $      757     $      673,552
Merrill Corp., Series A, (PIK),
12.00%, 5/1/09(3)(6)                               324            260,452
Merrill Corp., Series B, (PIK),
12.00%, 5/1/09(3)(6)                             1,563          1,067,397
Xerox Corp., Sr. Notes,
9.75%, 1/15/09(5)                                6,340          6,807,575
-------------------------------------------------------------------------
                                                           $    8,808,976
-------------------------------------------------------------------------
Printing or Publishing - Diversification -- 1.0%
-------------------------------------------------------------------------
Hollinger Participation, Sr. Notes,
(PIK), 12.125%, 11/15/10(5)                 $   10,571     $   10,650,735
-------------------------------------------------------------------------
                                                           $   10,650,735
-------------------------------------------------------------------------
                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-------------------------------------------------------------------------
Publishing -- 1.6%
-------------------------------------------------------------------------
American Media, Inc., Sr. Sub. Notes,
8.875%, 1/15/11                             $    2,315     $    2,511,775
Canwest Media, Inc., Sr. Notes,
7.625%, 4/15/13(5)                               1,600          1,600,000
Canwest Media, Inc., Sr. Sub. Notes,
10.625%, 5/15/11                                 5,050          5,586,563
Liberty Group Operating, 9.375%, 2/1/08          2,545          2,331,856
Vertis, Inc., Sr. Notes,
10.875%, 6/15/09(5)                              4,500          4,668,750
-------------------------------------------------------------------------
                                                           $   16,698,944
-------------------------------------------------------------------------
REITS -- 0.2%
-------------------------------------------------------------------------
Istar Financial, Inc., Sr. Notes,
7.00%, 3/15/08                              $    1,585     $    1,614,654
-------------------------------------------------------------------------
                                                           $    1,614,654
-------------------------------------------------------------------------
Retail - Apparel -- 0.7%
-------------------------------------------------------------------------
Mothers Work, Inc., 11.25%, 8/1/10          $    6,140     $    6,707,950
-------------------------------------------------------------------------
                                                           $    6,707,950
-------------------------------------------------------------------------
Retail - General -- 1.0%
-------------------------------------------------------------------------
Penny (JC) Co., Inc., 8.00%, 3/1/10         $    7,460     $    7,758,400
Remington Arms Company,
10.50%, 2/1/11(5)                                2,310          2,483,250
Tuesday Morning Corp., Sr. Sub. Notes,
11.00%, 12/15/07                                    48             49,980
-------------------------------------------------------------------------
                                                           $   10,291,630
-------------------------------------------------------------------------
Semiconductors -- 2.6%
-------------------------------------------------------------------------
AMI Semiconductor, Inc., Sr. Sub Notes,
10.75%, 2/1/13(5)                           $    4,290     $    4,525,950
Amkor Technologies, Inc., Sr. Notes,
9.25%, 5/1/06                                    6,320          6,225,200
Amkor Technologies, Inc., Sr. Notes,
9.25%, 2/15/08                                   1,505          1,482,425
Amkor Technologies, Inc., Sr. Sub.
Notes, 10.50%, 5/1/09                            1,510          1,442,050
Chippac International Ltd.,
12.75%, 8/1/09                                   4,890          5,452,350
Fairchild Semiconductor, Sr. Sub Notes,
10.50%, 2/1/09                                   2,547          2,865,375
ON Semiconductor Corp., Variable Rate,
5/15/08                                          3,815          3,624,250
SCG Holding & Semiconductor Corp.,
12.00%, 8/1/09                                   1,635          1,169,025
-------------------------------------------------------------------------
                                                           $   26,786,625
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

BOSTON INCOME PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-------------------------------------------------------------------------
Services -- 0.2%
-------------------------------------------------------------------------
Coyne International Enterprises, Sr.
Sub. Notes, 11.25%, 6/1/08                  $      840     $      508,200
Kindercare Learning Centers, Inc., Sr.
Sub. Notes, 9.50%, 2/15/09                       1,850          1,813,000
-------------------------------------------------------------------------
                                                           $    2,321,200
-------------------------------------------------------------------------
Telecommunication Equipment -- 0.5%
-------------------------------------------------------------------------
Nortel Networks Ltd., 6.125%, 2/15/06       $    5,280     $    4,844,400
-------------------------------------------------------------------------
                                                           $    4,844,400
-------------------------------------------------------------------------
Transportation -- 1.1%
-------------------------------------------------------------------------
Kansas City Southern, 9.50%, 10/1/08        $      971     $    1,087,520
Pacer International, Inc.,
11.75%, 6/1/07                                   7,486          7,822,870
Petroleum Helicopters, Series B,
9.375%, 5/1/09                                   1,995          2,167,069
QDI LLC, Variable Rate, 6/15/08                    266            107,730
QDI LLC, Jr. Sub. Notes, (PIK), Variable
Rate, 6/15/09(5)                                    64              9,856
-------------------------------------------------------------------------
                                                           $   11,195,045
-------------------------------------------------------------------------
Utilities -- 1.5%
-------------------------------------------------------------------------
El Paso Corp., Sr. Notes, 7.00%, 5/15/11    $   11,395     $    9,059,025
Gemstone Investors Ltd.,
7.71%, 10/31/04(5)                               3,990          3,711,243
National Waterworks, Inc., Sr. Sub.
Notes, 10.50%, 12/1/12(5)                        2,600          2,821,000
-------------------------------------------------------------------------
                                                           $   15,591,268
-------------------------------------------------------------------------
Utility - Electric Power Generation -- 1.6%
-------------------------------------------------------------------------
AES Corp., 10.00%, 7/15/05(5)               $    4,076     $    4,157,520
AES Corp., Sr. Notes, 8.75%, 6/15/08             3,790          3,183,600
AES Corp., Sr. Notes, 8.875%, 2/15/11              520            429,000
AES Corp., Sr. Notes, 9.375%, 9/15/10            3,155          2,665,975
AES Corp., Sr. Sub. Notes,
8.50%, 11/1/07                                   1,265            866,525
AES Corp., Sr. Sub. Notes,
10.25%, 7/15/06                                  1,265            980,375
Calpine Corp., Sr. Notes,
8.50%, 2/15/11                                   7,675          4,336,375
-------------------------------------------------------------------------
                                                           $   16,619,370
-------------------------------------------------------------------------
Waste Management -- 1.5%
-------------------------------------------------------------------------
Allied Waste, 9.25%, 9/1/12(5)              $    3,110     $    3,323,813
Allied Waste, 10.00%, 8/1/09                     4,570          4,764,225
Allied Waste, Series B, 8.875%, 4/1/08           3,220          3,425,275
                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-------------------------------------------------------------------------

Waste Management (continued)
-------------------------------------------------------------------------
Stericycle, Inc., 12.375%, 11/15/09         $    2,895     $    3,372,675
-------------------------------------------------------------------------
                                                           $   14,885,988
-------------------------------------------------------------------------
Wireless Communication Services -- 5.4%
-------------------------------------------------------------------------
American Tower (Escrow Unit),
0.00%, 8/1/08(5)                            $    4,825     $    3,208,625
American Tower Corp., Sr. Notes,
9.375%, 2/1/09                                   8,860          8,018,300
Crown Castle International Corp., Sr.
Notes, 9.50%, 8/1/11                             3,440          3,147,600
Crown Castle International Corp., Sr.
Notes, 10.75%, 8/1/11                              880            862,400
Insight Midwest/Insight Capital, Sr.
Notes, 10.50%, 11/1/10                           5,440          5,820,800
IWO Holdings, Inc., 14.00%, 1/15/11              5,600          1,036,000
Nextel Communications, Inc.,
6.00%, 6/1/11                                    1,000            983,750
Nextel Communications, Inc., Sr. Disc.
Notes, 10.65%, 9/15/07                           5,305          5,556,988
Nextel Communications, Inc., Sr. Notes,
9.375%, 11/15/09                                 3,170          3,344,350
Nextel Communications, Inc., Sr. Notes,
9.50%, 2/1/11                                      745            791,563
Nextel Communications, Inc., Sr. Notes,
12.00%, 11/1/08                                  4,040          4,363,200
Nextel Partners, Inc., Sr. Disc. Notes,
14.00%, (0% until 2004), 2/1/09                  7,445          6,886,625
Nextel Partners, Inc., Sr. Notes,
11.00%, 3/15/10                                  4,060          3,999,100
NII Holdings Ltd., 13.00%, (0% until
2004), 11/1/09                                     782            589,008
Ono Finance PLC, 13.00%, 5/1/09                  2,295          1,158,975
Ono Finance PLC, Sr. Notes,
14.00%, 2/15/11                                  3,133          1,582,165
PTC International Finance II SA,
11.25%, 12/1/09                                    625            690,625
PTC International Finance II SA,
11.25%, 12/1/09                  EUR             1,125          1,364,027
Rural Cellular Corp., Sr. Sub. Notes,
9.75%, 1/15/10                                     400            291,000
TSI Telecommunication, Series B,
12.75%, 2/1/09                                   1,200          1,128,000
Ubiquitel Operating Co., 14.00% (0%
until 2005), 4/15/10(5)                          1,230            313,650
-------------------------------------------------------------------------
                                                           $   55,136,751
-------------------------------------------------------------------------
Wireline Communication Services -- 1.7%
-------------------------------------------------------------------------
Colt Telecom Group PLC, Sr. Disc. Notes,
12.00%, 12/15/06                            $      900     $      679,500
Qwest Corp., 8.875%, 3/15/12(5)                  6,380          6,826,600

                       SEE NOTES TO FINANCIAL STATEMENTS

BOSTON INCOME PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-------------------------------------------------------------------------
Wireline Communication Services (continued)
-------------------------------------------------------------------------
Qwest Services Corp.,
13.50%, 12/15/10(5)                         $    9,167     $    9,717,020
-------------------------------------------------------------------------
                                                           $   17,223,120
-------------------------------------------------------------------------
Total Corporate Bonds & Notes
   (identified cost $906,105,087)                          $  905,347,167
-------------------------------------------------------------------------

COMMON STOCKS AND WARRANTS -- 0.3%

SECURITY                                  SHARES           VALUE
-------------------------------------------------------------------------
Chemicals -- 0.0%
-------------------------------------------------------------------------
Pioneer Companies, Inc., Common(3)(7)           64,758     $      291,411
-------------------------------------------------------------------------
                                                           $      291,411
-------------------------------------------------------------------------
Lodging and Gaming -- 0.0%
-------------------------------------------------------------------------
Peninsula Gaming LLC, Convertible
Preferred Membership Interests(3)(7)(8)          6,338     $       38,027
-------------------------------------------------------------------------
                                                           $       38,027
-------------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 0.0%
-------------------------------------------------------------------------
Abraxas Petroleum Corp., Common(7)(8)          244,702     $      166,397
-------------------------------------------------------------------------
                                                           $      166,397
-------------------------------------------------------------------------
Printing and Business Products -- 0.0%
-------------------------------------------------------------------------
Merrill Corp., Warrants, Class
A(3)(7)(8)                                       3,182     $            0
-------------------------------------------------------------------------
                                                           $            0
-------------------------------------------------------------------------
Restaurants -- 0.0%
-------------------------------------------------------------------------
New World Coffee, Warrants, Exp.
6/15/06(3)(7)(8)                                   459     $            5
-------------------------------------------------------------------------
                                                           $            5
-------------------------------------------------------------------------
Semiconductors -- 0.0%
-------------------------------------------------------------------------
Asat Finance, Warrants Exp.
11/1/06(3)(7)                                    3,900     $        4,641
-------------------------------------------------------------------------
                                                           $        4,641
-------------------------------------------------------------------------
Services -- 0.0%
-------------------------------------------------------------------------
HF Holdings, Inc., Warrants, Exp.
9/27/09(3)(7)                                    3,400     $            0
-------------------------------------------------------------------------
                                                           $            0
-------------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-------------------------------------------------------------------------
Transportation -- 0.0%
-------------------------------------------------------------------------
Quality Distribution, Inc., Warrants,
Exp.1/15/07(3)(7)                                  817     $            0
VS Holdings, Inc., Common(3)(7)(8)             206,125            309,187
-------------------------------------------------------------------------
                                                           $      309,187
-------------------------------------------------------------------------
Wireless Communication Services -- 0.2%
-------------------------------------------------------------------------
NII Holdings, Inc., Common, Class B(7)          84,652     $    2,168,784
-------------------------------------------------------------------------
                                                           $    2,168,784
-------------------------------------------------------------------------
Wireline Communication Services -- 0.1%
-------------------------------------------------------------------------
Flag Telecom Group Ltd., Common(3)(7)           12,149     $      329,542
-------------------------------------------------------------------------
                                                           $      329,542
-------------------------------------------------------------------------
Total Common Stocks and Warrants
   (identified cost $17,037,258)                           $    3,307,994
-------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS -- 0.2%

SECURITY                                  SHARES           VALUE
-------------------------------------------------------------------------
Business Services - Miscellaneous -- 0.2%
-------------------------------------------------------------------------
Titan Capital Trust                             50,000     $    2,250,000
-------------------------------------------------------------------------
                                                           $    2,250,000
-------------------------------------------------------------------------
Total Convertible Preferred Stocks
   (identified cost $2,038,000)                            $    2,250,000
-------------------------------------------------------------------------

PREFERRED STOCKS -- 1.8%

SECURITY                                  SHARES           VALUE
-------------------------------------------------------------------------
Broadcasting and Cable -- 1.3%
-------------------------------------------------------------------------
CSC Holdings, Inc., Series M, 11.125%           88,733     $    9,095,132
Paxson Communications Corp., 13.25%
(PIK)                                              207          1,630,125
Pegasus Satellite, 12.75% (PIK)                  4,589          2,305,973
-------------------------------------------------------------------------
                                                           $   13,031,230
-------------------------------------------------------------------------
Wireless Communication Services -- 0.5%
-------------------------------------------------------------------------
Dobson Communications Corp., 12.25%
(PIK)                                            1,376     $    1,131,760
Nextel Communications Corp., 13%, Series
D, (PIK)                                            85             90,737
Nextel Communications, Inc.,
11.125%, Series E, (PIK)                         3,597          3,785,842

                       SEE NOTES TO FINANCIAL STATEMENTS

BOSTON INCOME PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
-------------------------------------------------------------------------

Wireless Communication Services (continued)
-------------------------------------------------------------------------
Rural Cellular Corp., 12.25% (PIK)               4,591     $      516,488
-------------------------------------------------------------------------
                                                           $    5,524,827
-------------------------------------------------------------------------
Total Preferred Stocks
   (identified cost $22,894,596)                           $   18,556,057
-------------------------------------------------------------------------

COMMERCIAL PAPER -- 4.5%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-------------------------------------------------------------------------
CXC, Inc., 1.35%, 4/1/03                    $   20,000     $   20,000,000
G.E. Capital, 1.38%, 4/1/03                     25,724         25,724,000
-------------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $45,724,000)                        $   45,724,000
-------------------------------------------------------------------------
Total Investments -- 97.3%
   (identified cost $1,019,061,396)                        $  998,492,772
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.7%                     $   27,750,990
-------------------------------------------------------------------------


-------------------------------------------------------------------------
Net Assets -- 100.0%                                       $1,026,243,762
-------------------------------------------------------------------------

 EUR - Euro Dollar
 (1) Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately three years.
 (2) Interest rates are periodically predetermined by a reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more major United States banks or (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR).
 (3) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
 (4)  Defaulted security
 (5) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (6)  The Portfolio is accruing only partial interest on this security.
 (7)  Non-income producing security.
 (8)  Restricted security.

                       SEE NOTES TO FINANCIAL STATEMENTS

BOSTON INCOME PORTFOLIO AS OF MARCH 31, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2003
Assets
--------------------------------------------------------
Investments, at value (identified cost,
   $1,019,061,396)                        $  998,492,772
Receivable for investments sold               16,826,662
Interest and dividends receivable             22,205,469
Prepaid expenses                                   2,190
--------------------------------------------------------
TOTAL ASSETS                              $1,037,527,093
--------------------------------------------------------

Liabilities
--------------------------------------------------------
Payable for investments purchased         $    9,497,978
Payable for when-issued securities             1,600,000
Payable for open forward foreign
   currency contracts                            102,919
Due to bank                                       21,772
Payable to affiliate for Trustees' fees              150
Accrued expenses                                  60,512
--------------------------------------------------------
TOTAL LIABILITIES                         $   11,283,331
--------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $1,026,243,762
--------------------------------------------------------

Sources of Net Assets
--------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $1,046,932,265
Net unrealized depreciation (computed on
   the basis of
   identified cost)                          (20,688,503)
--------------------------------------------------------
TOTAL                                     $1,026,243,762
--------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
MARCH 31, 2003
Investment Income
------------------------------------------------------
Interest                                  $ 45,341,879
Dividends                                      592,413
Other income                                   499,609
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 46,433,901
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $  2,739,338
Trustees' fees and expenses                     12,328
Custodian fee                                  129,603
Legal and accounting services                   19,742
Miscellaneous                                   21,772
------------------------------------------------------
TOTAL EXPENSES                            $  2,922,783
------------------------------------------------------

NET INVESTMENT INCOME                     $ 43,511,118
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(21,384,537)
   Foreign currency and forward foreign
      currency exchange
      contract transactions                   (284,706)
------------------------------------------------------
NET REALIZED LOSS                         $(21,669,243)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 74,229,399
   Foreign currency and forward foreign
      currency exchange contracts              (74,227)
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 74,155,172
------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $ 52,485,929
------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 95,997,047
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

BOSTON INCOME PORTFOLIO AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       MARCH 31, 2003    YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       SEPTEMBER 30, 2002
------------------------------------------------------------------------------
From operations --
   Net investment income                  $     43,511,118  $       82,994,433
   Net realized loss                           (21,669,243)        (95,072,319)
   Net change in unrealized appreciation
      (depreciation)                            74,155,172          24,466,739
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $     95,997,047  $       12,388,853
------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $    286,918,064  $      358,040,586
   Withdrawals                                (153,383,536)       (326,337,432)
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $    133,534,528  $       31,703,154
------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $    229,531,575  $       44,092,007
------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------
At beginning of period                    $    796,712,187  $      752,620,180
------------------------------------------------------------------------------
AT END OF PERIOD                          $  1,026,243,762  $      796,712,187
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

BOSTON INCOME PORTFOLIO AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED     YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2003      --------------------------
                                  (UNAUDITED)(1)        2002(1)        2001(2)
--------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                                0.67%(3)        0.68%          0.69%(3)
   Net investment income                   9.91%(3)        9.91%         10.38%(3)
Portfolio Turnover                           45%             91%            16%
--------------------------------------------------------------------------------
TOTAL RETURN(4)                           11.44%           2.09%            --
--------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                   $1,026,244        $796,712       $752,620
--------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and changed its methodology for accreting market discount for certain securities. It also began amortizing premiums on fixed-income securities using the interest method of amortization. Prior to October 1, 2001, the Portfolio did not amortize market premiums on fixed-income securities. The effect of these changes for the year ended September 30, 2002 was to decrease the ratio of net investment income to average net assets from 10.12% to 9.91%.
 (2) For the period from the start of business, July 23, 2001, to September 30, 2001.
 (3)  Annualized.
 (4) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

BOSTON INCOME PORTFOLIO AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Boston Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end investment company. The Portfolio, which was organized as a trust under the laws of the state of New York on March 13, 2001, seeks to achieve high current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At March 31, 2003, the Eaton Vance Income Fund of Boston held an approximate 99.9% interest in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Investments listed on securities exchanges or NASDAQ are valued at closing sale prices. Listed or unlisted investments for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Fixed income investments and senior floating-rate loan interests (other than short-term obligations), including listed investments and investments for which quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which there is no quotation or valuation are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium and accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue
   Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 E Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statements purposes as unrealized until such time as the contracts have been closed.

 F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the six months ended March 31, 2003, the Portfolio's custodian fee was reduced by $1,042 as a result of this arrangement.

 G Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the

BOSTON INCOME PORTFOLIO AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 H Other -- Investment transactions are accounted for on the date the investments are purchased or sold. Gains and losses on securities are determined on the basis of identified cost.

 I Interim Financial Statements -- The interim financial statements relating to
   March 31, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. BMR receives a monthly advisory fee in the amount of 5/96th of 1% (equal to 0.625% annually) of average daily net assets of the Portfolio. For the six months ended March 31, 2003, the advisory fee amounted to $2,739,338. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2003, no significant amounts have been deferred.
   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   The Portfolio invests primarily in debt securities. The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry. Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $536,522,094 and $372,688,762, respectively, for the six months ended March 31, 2003.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2003, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $975,543,959
    ------------------------------------------------------
    Gross unrealized appreciation             $ 55,889,431
    Gross unrealized depreciation              (78,664,618)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $(22,775,187)
    ------------------------------------------------------

   The unrealized depreciation on foreign currency is $16,960.

5 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at March 31, 2003 is as follows:

   FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                  SALES
    -----------------------------------------------------------------
    SETTLEMENT                       IN EXCHANGE FOR   NET UNREALIZED
    DATE(S)     DELIVER             (IN U.S. DOLLARS)   DEPRECIATION
    -----------------------------------------------------------------
      4/22/03   Euro Dollar
                3,199,078               $3,384,625       $(102,919)
    -----------------------------------------------------------------
                                        $3,384,625       $(102,919)
    -----------------------------------------------------------------

6 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of

BOSTON INCOME PORTFOLIO AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended March 31, 2003.

7 Restricted Securities
-------------------------------------------
   At March 31, 2003, the Portfolio owned the following securities (representing less than 0.01% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (excercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                                              DATE OF
    DESCRIPTION                               ACQUISITION  SHARES/FACE  COST        FAIR VALUE
    ------------------------------------------------------------------------------------------
    COMMON STOCKS AND WARRANTS
    ------------------------------------------------------------------------------------------
    Abraxas Petroleum Corp., Common               1/28/03      244,702  $  662,228  $  166,397
    New World Coffee, Warrants, Exp. 6/15/06      6/15/01          459           0           5
    Peninsula Gaming LLC, Convertible             7/08/99        6,338           0      38,027
     Preferred Membership Interests
    VS Holdings, Inc., Common                     3/28/02      206,125   2,554,000     309,187
    ------------------------------------------------------------------------------------------
                                                                        $3,216,228  $  513,616
    ------------------------------------------------------------------------------------------

EATON VANCE INCOME FUND OF BOSTON AS OF MARCH 31, 2003

INVESTMENT MANAGEMENT

EATON VANCE INCOME FUND OF BOSTON

Officers

Michael W. Weilheimer
President

Thomas P. Huggins
Vice President

Barbara E. Campbell
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

James B. Hawkes
Chairman, President and Chief Executive Officer of Eaton Vance Corp. and officer and/or director of its subsidiaries

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director of Berkshire Capital Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

BOSTON INCOME PORTFOLIO

Officers

Michael W. Weilheimer
President

Thomas P. Huggins
Vice President

Barbara E. Campbell
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

James B. Hawkes
Chairman, President and Chief Executive Officer of Eaton Vance Corp. and officer and/or director of its subsidiaries

Samuel Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director of Berkshire Capital Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER OF BOSTON INCOME PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109

ADMINISTRATOR OF EATON VANCE INCOME FUND OF BOSTON
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

                               EATON VANCE FUNDS
                            EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

                              For more information about
                  Eaton Vance's privacy policies, call 1-800-262-1122

EATON VANCE INCOME FUND OF BOSTON
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

  This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.

443-5/03                                                                IBSRC